TRADE ACCOUNTS AND BILLS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE
Schedule of trade accounts and bills payable

	December 31,
	2018	2019
	RMB	RMB

Amounts due to third parties	170,818	166,480
Amounts due to Sinopec Group Company and fellow subsidiaries	9,142	11,370
Amounts due to associates and joint ventures	6,381	10,108
	186,341	187,958
Bills payable	6,416	11,834
Trade accounts payable and bills payable measured at amortized cost	192,757	199,792